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           [Letterhead of Mutual of America Life Insurance Company]



May 4, 2000


via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: The American Separate Account No. 2 of The American Life Insurance Company of New York ("Registrant"): Registration Statement on Form N-4 (File
     No. 33-66406) Certification pursuant to Rule 497(j) of the Securities Act of 1933
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Dear Sirs or Madams:


On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to registration statement, filed on April 27, 2000, and that the text of the most recent amendment to registration statement has been filed electronically.


Sincerely,


/s/ Deborah Swinford Becker


Deborah Swinford Becker
Senior Vice President and
Associate General Counsel